As filed with the Securities and Exchange Commission on December 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21655

                           A T FUNDS INVESTMENT TRUST
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521

                          Alexander L. Popof, Treasurer
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521


                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS


citigroup[logo]

                               A T FUND OF FUNDS

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2005

                                  (UNAUDITED)

--------------------------------------------------------------------------------
A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

        SHARES         SECURITY DESCRIPTION                                                               VALUE
Portfolio Funds - 94.6%
             1,300,000 ASI Global Relative Value Fund, LP                                                   $ 1,347,880
               250,000 Bear Stearns High-Grade Structured Credit Strategies, LP                                 257,192
               300,000 Bear Stearns Mortgage Opportunities Fund, LP                                             303,491
               950,000 Blue Mountain Credit Alternatives Fund, LP                                               893,877
               500,000 Braddock Mortgage Opportunity Fund VI, Series A, LP                                      526,706
                   981 CRC Global Structured Credit Fund, Ltd.                                                1,045,982
               600,000 Duration Municipal Fund, LP                                                              598,369
               500,000 Eidesis Structured Credit Fund, LP                                                       508,405
               600,000 Elgin Corporate Credit Partners, LP                                                      608,551
               850,000 Endeavour Fund I, LLC                                                                    856,875
                   300 Global Securities Market Neutral Fund Segregated Portfolio A/26                          302,152
                   100 Global Securities Market Neutral Fund Segregated Portfolio A/27                          101,614
                   150 Global Securities Market Neutral Fund Segregated Portfolio A/28                          151,946
                   250 Global Securities Market Neutral Fund Segregated Portfolio A/29                          251,951
             1,000,000 IXIS Financial Products, Inc.                                                          1,015,093
               400,000 Marathon Structured Finance Fund, LP                                                     419,553
               850,000 Midway Market Neutral Fund, LLC                                                          855,857
             1,000,000 MKP Credit Fund II, LP                                                                 1,025,030
               250,000 MKP Partners,  LP                                                                        245,407
             3,650,000 New Ellington Credit Partners, LP                                                      3,780,792
             1,950,000 New Ellington Partners, LP                                                             2,014,167
               350,000 Providence MBS Fund, LP                                                                  352,058
               650,000 Providence MBS Opportunities Fund, LP                                                    657,629
             1,000,000 Smith Breeden Mortgage Partners, LP                                                    1,007,030
             2,050,000 Sorin Fund, LP                                                                         2,068,892
               500,000 Waterfall Eden Fund LP                                                                   505,802
                                                                                                   ---------------------
 TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $21,300,000)                                                     21,702,301
                                                                                                   ---------------------

TOTAL INVESTMENTS* - 94.6% (COST $21,300,000)                                                                21,702,301
Other Assets and Liabilities, Net - 5.4%                                                                      1,228,762
                                                                                                   ---------------------
Total Net Assets - 100.0%                                                                                  $ 22,931,063
                                                                                                   =====================

PORTFOLIO HOLDINGS
% OF TOTAL NET ASSETS
Portflio Funds                                                         94.6%

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $464,648
Gross Unrealized Depreciation                                         ($62,347)
                                                         ----------------------
Net Unrealized Appreciation (Depreciation)                            $402,301
                                                         ======================


See Notes to Financial Statements.       1

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------


ASSETS
     Investments at fair value (Cost $21,300,000)                                                              21,702,301
     Advance for investment in Portfolio Funds                                                                    300,000
     Cash                                                                                                       1,016,960
     Receivables:
         Interest and dividends                                                                                     3,547
     Prepaid expenses                                                                                              19,684
                                                                                                     ---------------------
Total Assets                                                                                                   23,042,492
                                                                                                     ---------------------

LIABILITIES
     Payables:
         Due to Adviser                                                                                            50,894
     Accrued Liabilities:
         Trustees' fees and expenses                                                                               19,648
         Other accrued expenses                                                                                    40,887
                                                                                                     ---------------------
Total Liabilities                                                                                                 111,429
                                                                                                     ---------------------

NET ASSETS                                                                                                   $ 22,931,063
                                                                                                     =====================

COMPONENTS OF NET ASSETS
     Paid-in capital                                                                                         $ 22,692,000
     Distributable Earnings
         Accumulated  net investment  income (loss)                                         (165,124)
         Accumulated  net realized  gain  (loss) on  investments  in  Portfolio  Funds         1,886
         Net unrealized  appreciation  (depreciation)  on  investments  in Portfolio
         Funds                                                                                402,301
                                                                                         ------------
         Total distributable earnings                                                                             239,063
                                                                                                     ---------------------

NET ASSETS                                                                                                   $ 22,931,063
                                                                                                     =====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
      (10,000,000 SHARES AUTHORIZED):
     Based on net assets of $22,931,063 and 226,538 shares outstanding                                           $ 101.22
                                                                                                     =====================

See Notes to Financial Statements.       2

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
     Interest income                                                                                          $ 10,895
                                                                                                  ---------------------

Total Investment Income                                                                                         10,895
                                                                                                  ---------------------

EXPENSES
     Investment advisory fees                                                                                  140,820
     Accounting fees                                                                                            36,458
     Transfer agent fees                                                                                        10,172
     Escrow agent fees                                                                                           5,000
     Professional fees                                                                                          40,909
     Trustees' fees                                                                                             20,455
     Insurance expense                                                                                          10,792
     Organizational costs                                                                                       13,272
     Offering costs                                                                                             54,808
     Registration fees                                                                                           2,035
     Miscellaneous expenses                                                                                      3,491
                                                                                                  ---------------------
Total Expenses                                                                                                 338,212
                                                                                                  ---------------------
     Less:  fees waived and expenses reimbursed                                                               (162,193)
                                                                                                  ---------------------

Total Expenses Net of Reimbursement                                                                            176,019
                                                                                                  ---------------------

NET INVESTMENT INCOME (LOSS)                                                                                  (165,124)
                                                                                                  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
     Net realized gain (loss) from investment in affiliate*                                                      1,886
     Net change in unrealized appreciation (depreciation) of investments in Portfolio Funds                    402,301
                                                                                                  ---------------------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                                            404,187
                                                                                                  ---------------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ 239,063
                                                                                                  =====================

*See Note 5.


See Notes to Financial Statements.       3

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

OPERATIONS
     Net investment income (loss)                                                                            $ (165,124)
     Net realized gain (loss) on investment in affiliate                                                          1,886
     Net change in unrealized appreciation (depreciation) of
         investments in Portfolio Funds                                                                         402,301
                                                                                                  ----------------------

Increase (Decrease) in Net Assets Resulting from Operations                                                     239,063
                                                                                                  ----------------------


CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued                                                                             22,592,000
                                                                                                  ----------------------
Increase (Decrease) in Net Assets from Capital Share Transactions                                            22,592,000
                                                                                                  ----------------------

Increase (Decrease) in Net Assets                                                                            22,831,063

NET ASSETS
      Beginning of period                                                                                       100,000
                                                                                                  ----------------------
      End of period (a)                                                                                    $ 22,931,063
                                                                                                  ======================

SHARE TRANSACTIONS
     Sale of shares                                                                                             225,538
                                                                                                  ----------------------
Increase (Decrease) in Shares                                                                                   225,538
                                                                                                  ======================

(a) End of period net assets includes an accumulated net investment loss of $165,124


See Notes to Financial Statements.       4

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF CASH FLOWS
SIX MONTHS ENDED SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH -
CASH FLOWS FROM OPERATING ACTIVITES:
Net Increase in Net Assets Resulting from Operations                                                           $ 239,063

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH USED IN OPERATING ACTIVITES:
Purchase of Portfolio Funds                                                                                  (21,550,000)
Sale of Portfolio Funds                                                                                          251,886
Increase in advance for investment in Portfolio Funds                                                           (300,000)
Increase in dividends and interest receivable                                                                     (3,547)
Decrease in prepaid expenses                                                                                       6,216
Decrease in reimbursement receivable from Adviser                                                                219,986
Decrease in organization costs payable to Adviser                                                               (169,106)
Increase in Trustees' fees and expenses                                                                           19,648
Increase in other accrued expenses                                                                                40,887
Realized gain on Portfolio Funds                                                                                  (1,886)
Unrealized appreciation on Portfolio Funds                                                                      (402,301)
                                                                                                    ---------------------
Net Cash Used by Operating Activities                                                                        (21,649,154)
                                                                                                    ---------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in note payable to Adviser                                                                              (29,400)
Proceeds from shares issued                                                                                   22,592,000
                                                                                                    ---------------------
Net Cash Provided by Financing Activities                                                                     22,562,600
                                                                                                    ---------------------

Net Increase (Decrease) in Cash                                                                                  913,446

Cash
Beginning of period                                                                                              103,514
                                                                                                    ---------------------
Ending of period                                                                                             $ 1,016,960
                                                                                                    =====================

See Notes to Financial Statements.       5

--------------------------------------------------------------------------------
A T FUND OF FUNDS
FINANCIAL HIGHLIGHTS (unaudited)

--------------------------------------------------------------------------------
Selected per share data and ratios for a share outstanding throughout the period.

                                                                                 Six Months          October 8, 2004(a)
                                                                                   Ended                     to
                                                                             September 30, 2005        March 31, 2005
                                                                            ---------------------   ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                     $100.00                  $100.00
                                                                            ---------------------   ----------------------

INVESTMENT OPERATIONS
     Net investment loss                                                                   (0.73)                       -
     Net realized and unrealized gain (loss)
      from investments in Portfolio Funds                                                   1.95                        -
                                                                            ---------------------   ----------------------

Total from investment operations                                                            1.22                        -
                                                                            ---------------------   ----------------------


NET ASSET VALUE, END OF PERIOD                                                           $101.22                  $100.00
                                                                            =====================   ======================

TOTAL RETURN (B)                                                                           1.22%                       0%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                                              $22,931                     $100

Ratios to Average Net Assets: (c)

     Expenses                                                                              2.50%                    0.03%
     Expenses, excluding reimbursement/waiver of fees                                      4.80%                  471.98%
     Net investment income (loss)                                                          (2.35)%                     0%

PORTFOLIO TURNOVER RATE (B)                                                                   2%                       0%

----------------------------------------------------------------------------
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.

See Notes to Financial Statements.       6

--------------------------------------------------------------------------------
A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

A T Funds Investment Trust (the "Trust") is a Delaware statutory trust, which was formed on October 8, 2004, commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. A T Fund of Funds (the "Fund") is the sole series of the Trust. The Fund may issue an unlimited number of shares. The Board has authorized issuance of 10,000,000 shares. The Fund's investment objective is to seek risk-adjusted, fixed-income absolute returns by investing in investment funds managed by various investment managers. The Fund is a specialized investment vehicle that is referred to as a private "fund of hedge funds."

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

PORTFOLIO VALUATION - The value of the Fund's net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board. The net asset value ("NAV") per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund's investments in other funds (the "Portfolio Funds") are valued at their fair value. Ordinarily, these will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund's investments may differ from the value that would have been used had a ready market for the Portfolio Funds' interests existed, and the difference could be material.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

RISKS - The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets. Accordingly, the Fund's investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations. The Fund's ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund. These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.

FEDERAL INCOME TAXES - The Fund intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Fund's income or losses in their respective tax returns. Therefore, no federal income tax provision is reflected in the financial statements.

PREPAID INSURANCE - Prepaid insurance consists of the premium paid on an insurance policy for the period May 1, 2005 through May 1, 2006, and will be amortized ratably over the coverage period.

--------------------------------------------------------------------------------
A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ORGANIZATION COSTS - Expenses incurred in connection with establishing the Fund aggregated approximately $233,000, which were paid or payable by the Adviser on behalf of the Fund. These costs were expensed as incurred. Of the $233,000 in organization costs, an aggregate of $21,000 was paid to the independent trustees.

OFFERING COSTS - The Fund incurred $132,000 in offering costs. Such costs are being amortized over a 12-month period beginning with the Fund's May 1, 2005 commencement of investment operations.

DISTRIBUTION POLICY - The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Shareholders. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
PARTIES

INVESTMENT ADVISER - Pursuant to an Investment Advisory Agreement, A T Funds, LLC (the "Adviser") serves as investment adviser to the Fund. Treesdale Partners, LLC serves as the Fund's subadviser (the "Subadviser").

ADMINISTRATION AND OTHER SERVICES - Allegiance Investment Management, LLC serves as the Fund's primary administrator (the "Administrator"). Citigroup Fund Services, LLC, through its various affiliates, provides sub-administration, portfolio accounting, and transfer agency services to the Fund.

The Adviser is a direct subsidiary owned equally by the Subadviser and the Administrator. Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

The Fund will pay the Adviser a management fee (the "Management Fee") each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund's net assets. The Management Fee will be computed based on the net assets of the Fund as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on that date, and will be due and payable in arrears within ten business days after the end of each calendar quarter.

The Adviser has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the "Expense Limitation"). The Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. For the six-months ended September 30, 2005, the Adviser waived fees and reimbursed expenses in the amounts of $121,755 and $40,438, respectively, pursuant to the Expense Limitation.

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of interests in Portfolio Funds, were $21,550,000 and $251,886, respectively, for the six months ended September 30, 2005.

NOTE 5.  INVESTMENTS IN AFFILIATES

During the six months ended September 30, 2005, the Fund engaged in a Rule 17a-7 (inter-fund) transaction whereby it purchased an interest in a Portfolio Fund from Treesdale Fixed Income Fund, L.P. (the "Treesdale Fund"). The Treesdale Fund is considered an affiliate because Treesdale Partners, LLC, the subadviser of the Fund, is also the adviser of the Treesdale Fund. The interest in the Portfolio Fund was purchased on May 1, 2005 for $250,000 and sold on June 1, 2005 for a gain of $1,886.

--------------------------------------------------------------------------------
A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. INVESTMENTS FUNDED IN ADVANCE

Investments funded in advance, which represent purchases of interests in Portfolio Funds effective as of October 1, 2005, consist of the following as of September 30, 2005:

        New Ellington Partners, LP                      $300,000

NOTE 7.  SHARE REPURCHASE OFFER

On September 8, 2005, in order to provide liquidity to shareholders, the Board approved a tender offer for the common shares of the Fund. Accordingly, on September 20, 2005, the Fund commenced an offer to purchase up to $1,000,000 of the Fund's outstanding Shares. The offer was for a price equal to the Fund's NAV per share as of the close of business on December 30, 2005, the last business day of December. The tender offer expired on October 21, 2005 without any shareholders tendering shares to the Fund.

--------------------------------------------------------------------------------
A T FUND OF FUNDS
ADDITIONAL INFORMATION
SEPTEMBER 30, 2005 (unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS
Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        A T FUNDS INVESTMENT TRUST

By       /s/ Mark G. Torline
         ---------------------------
         Mark G. Torline, Chief Executive Officer

Date     December 5, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By        /s/ Mark G. Torline
         -----------------------------------
         Mark G. Torline, Chief Executive Officer

Date     December 5, 2005
         -----------------------------------


By       /s/ Alexander L. Popof
         -----------------------------------
         Alexander L. Popof, Chief Financial Officer

Date     December 5, 2005
         -----------------------------------